ITEM 1. SCHEDULE OF INVESTMENTS

T. ROWE PRICE CALIFORNIA TAX-FREE BOND FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in 000s)

MUNICIPAL SECURITIES 99.5%
CALIFORNIA 94.7%
Anaheim PFA, Electric, 5.00%, 10/1/19 (1)	2,000	2,141
Anaheim PFA, Electric, VRDN, 3.78%, 10/1/14 (1)	600	600
Antioch PFA, 5.85%, 9/2/15	2,305	2,404
Bay Area Toll Auth., 5.00%, 4/1/31	2,500	2,622
Brea Redev. Agency, 6.00%, 3/1/22	1,215	1,252
Burbank Glendale Pasadena Airport Auth., 5.00%, 7/1/25 (2)(3)	1,000	1,034
Burbank PFA, Golden State Redevelopment, 5.00%, 12/1/16 (4)	1,000	1,080
California, 5.25%, 4/1/29 (Prerefunded 4/1/14) (5)	1,000	1,082
California, 5.375%, 6/1/26 (Prerefunded 6/1/07) (4)(5)	80	80
California, 5.65%, 6/1/30 (Prerefunded 6/1/10) (5)	105	111
California, Economic Recovery, 5.25%, 7/1/13	4,625	4,970
California, Economic Recovery, VRDN, 3.80%, 7/1/23	300	300
California, GO, 5.00%, 2/1/33 (Prerefunded 2/1/14) (5)	5,000	5,329
California, GO, 5.375%, 6/1/26 (4)	395	400
California, GO, 5.50%, 11/1/33	5,000	5,383
California, GO, 5.65%, 6/1/30	30	31
California, Kindergarten Univ. Public A1, GO, VRDN
3.83%, 5/1/34	400	400
California, Veterans Housing, 5.05%, 12/1/36 (2)	2,000	2,041
California Dept. of Veteran Affairs, 4.60%, 12/1/28	2,750	2,706
California Dept. of Veteran Affairs, 5.50%, 12/1/19 (2)	1,025	1,068
California Dept. of Water Resources, 7.00%, 12/1/11 (6)	465	526
California Dept. of Water Resources, 7.00%, 12/1/11	1,265	1,428
California Dept. of Water Resources, 7.00%, 12/1/12 (6)	270	313
California Dept. of Water Resources, 7.00%, 12/1/12	730	842
California Dept. of Water Resources, VRDN, 3.85%, 5/1/20	350	350
California Dept. of Water Resources, Power Supply
5.50%, 5/1/14 (3)	3,750	4,059
California Dept. of Water Resources, Power Supply
5.75%, 5/1/17 (Prerefunded 5/1/12) (5)	1,300	1,424
California EFA, Loyola Marymount, Zero Coupon, 10/1/13
(Prerefunded 10/1/09) (1)(5)	4,000	2,951
California EFA, Santa Clara Univ., 5.00%, 9/1/23 (1)	1,000	1,089
California EFA, Scripps College, 5.25%, 8/1/21	2,000	2,073
California EFA, Univ. of Southern California, 5.50%, 10/1/27	3,545	3,699
California EFA, Univ. of The Pacific, 5.00%, 11/1/21	1,000	1,045
California HFA, Adventist Health System/West, VRDN
3.80%, 9/1/28 (1)	400	400
California HFA, Cedars-Sinai Medical Center, 5.00%, 11/15/16	350	365
California HFA, Cedars-Sinai Medical Center, 6.125%, 12/1/19
(Prerefunded 12/1/09) (5)	2,000	2,137
California HFA, Sutter Health, 5.25%, 11/15/46	2,500	2,611
California HFA, Sutter Health, 6.25%, 8/15/31	2,000	2,159
California Housing Fin. Agency, Home Mortgage
5.75%, 8/1/30 (2)(4)	2,500	2,653
California Infrastructure & Economic Dev. Bank, Gladstone
Institutes, 5.25%, 10/1/34	2,500	2,595
California Infrastructure & Economic Dev. Bank, J. Paul Getty
Trust, 3.90%, 4/1/33	2,000	2,007
California Infrastructure & Economic Dev. Bank, Kaiser
Permanente, 5.55%, 8/1/31	2,500	2,629
California Infrastructure & Economic Dev. Bank, Performing Arts
Center of Los Angeles County, 5.00%, 12/1/32	1,000	1,033
California Infrastructure & Economic Dev. Bank, Scripps
Research Institute, 5.75%, 7/1/30	1,000	1,025
California Municipal Fin. Auth., Cancer Center of Santa Barbara
5.00%, 6/1/31 (7)	1,410	1,455
California Municipal Fin. Auth., Community Hosp.
5.00%, 2/1/14	1,790	1,843
California Pollution Control Fin. Auth., Waste Management
5.00%, 6/1/18 (Tender 6/1/08)	2,100	2,114
California Pollution Control Fin. Auth., Waste Management
5.10%, 6/1/18 (Tender 6/1/08) (2)	1,500	1,511
California Pollution Control Fin. Auth., Waste Management
5.40%, 4/1/25 (2)	1,000	1,040
California Public Works Board, 5.00%, 1/1/21	2,575	2,694
California Public Works Board, 5.00%, 11/1/31	2,500	2,593
California Public Works Board, 5.25%, 3/1/21 (3)	2,455	2,572
California Public Works Board, Butterfield, 5.00%, 6/1/17	1,000	1,057
California Public Works Board, Dept. of Corrections
5.25%, 6/1/28	1,000	1,049
California Public Works Board, Dept. of Corrections
5.50%, 6/1/23	2,000	2,169
California Public Works Board, Mental Health, 5.50%, 6/1/23	2,500	2,725
California Public Works Board, Mental Health, Coalinga
5.125%, 6/1/29	250	260
California Public Works Board, Office Emergency Services
5.00%, 3/1/25 (4)	2,000	2,114
California Public Works Board, Univ. of California Regents
5.50%, 6/1/14	2,000	2,141
California Public Works Board, Univ. of California Research
5.00%, 10/1/28	2,520	2,646
California State Univ. Trustees, 5.00%, 11/1/23 (1)	4,000	4,225
California State Univ. Trustees, 5.50%, 11/1/16 (3)	1,500	1,622
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/24	1,760	1,812
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/30	1,500	1,542
California Statewide CDA, Daughters of Charity Health
5.25%, 7/1/35	2,000	2,052
California Statewide CDA, Front Porch Communities
5.125%, 4/1/37 (8)	2,000	2,021
California Statewide CDA, Huntington Memorial Hosp.
5.00%, 7/1/27	2,000	2,047
California Statewide CDA, Kaiser Permanente, 4.75%, 4/1/33	2,000	1,942
California Statewide CDA, Kaiser Permanente, 5.50%, 11/1/32	2,750	2,871
California Statewide CDA, Memorial Health Services
6.00%, 10/1/23	2,000	2,163
California Statewide CDA, Sutter Health, 5.50%, 8/15/28	1,430	1,520
California Statewide CDA, IDRB, Southern California Edison
4.10%, 4/1/28 (9)	2,500	2,506
California Tobacco Securitization Agency, Tobacco Gold Country
Funding, 5.75%, 6/1/27 (Prerefunded 6/1/12) (5)	420	446
California Tobacco Securitization Agency, Tobacco Ind.
STEP, 0.00%, 6/1/21	3,000	2,606
Capistrano Unified School Dist. No. 90-2, 5.875%, 9/1/23	1,000	1,057
Capistrano Unified School Dist. No. 90-2, 6.00%, 9/1/32
(Prerefunded 9/1/13) (5)	1,250	1,396
Castaic Lake Water Agency, 7.00%, 8/1/12 (1)	1,000	1,145
Castaic Lake Water Agency, 7.00%, 8/1/13 (1)	1,700	1,986
Castaic Union School Dist., GO, Zero Coupon, 5/1/18 (4)	4,175	2,519
Chabot-Las Positas Community, GO, Zero Coupon, 8/1/27 (3)	3,300	1,242
Chula Vista, Multi-Family Housing, 7.50%, 1/1/32
(Prerefunded 7/1/10) (2)(5)	3,940	4,189
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.00%, 12/1/27 (2)	2,000	2,071
Chula Vista Industrial Dev., PCR, San Diego Gas & Electric
5.50%, 12/1/21 (2)	3,000	3,260
East Palo Alto Redev. Agency, Univ. Circle Gateway/101
Corridor, 6.625%, 10/1/29	1,500	1,598
Folsom, Community Fac. Dist. #10, 5.875%, 9/1/28	1,000	1,036
Foothill De Anza Community College Dist., GO
5.00%, 8/1/27 (3)	2,500	2,643
Foothill/Eastern Transportation Corridor Agency
Zero Coupon, 1/1/17 (6)	2,000	1,337
Golden State Tobacco Securitization Corp., 5.75%, 6/1/47	250	265
Golden State Tobacco Securitization Corp., Tobacco Settlement
5.625%, 6/1/38 (Prerefunded 6/1/13) (5)	5,500	6,009
Inland Empire Solid Waste Fin. Auth., 6.25%, 8/1/11 (2)(6)(10)	915	956
Intermodal Container Transfer Fac., Long Beach Harbor
5.75%, 11/1/14 (3)	1,500	1,676
Irvine, VRDN, 3.84%, 9/2/31	650	650
Jefferson Union High School Dist., GO, 6.45%, 8/1/25 (1)	1,250	1,582
Jefferson Union High School Dist., GO, 6.45%, 8/1/29 (1)	1,000	1,298
Kern County Union High School Dist., GO, 7.00%, 8/1/10 (1)(6)	1,000	1,096
Lincoln, Community Fac. Dist. #2003-1, 6.00%, 9/1/34
(Prerefunded 9/1/13) (5)	455	510
Loma Linda, Univ. Medical Center, 5.00%, 12/1/22	1,000	1,015
Long Beach Harbor, 5.25%, 5/15/23 (2)	3,000	3,114
Long Beach Harbor, 5.50%, 5/15/16 (1)(2)	2,500	2,695
Long Beach Harbor, 6.00%, 5/15/17 (2)(4)	1,000	1,137
Los Angeles County Public Works Fin. Auth., 5.00%, 12/1/27 (1)	4,170	4,373
Los Angeles County Public Works Fin. Auth., Rowland Heights
5.50%, 10/1/18 (10)	1,500	1,634
Los Angeles Dept. of Water & Power, 5.00%, 7/1/31 (3)	1,600	1,683
Los Angeles Harbor, 5.50%, 8/1/19 (2)(3)	2,000	2,105
Los Angeles Harbor, 7.60%, 10/1/18 (6)	3,410	4,081
Los Angeles Unified School Dist., 5.375%, 7/1/25
(Prerefunded 7/1/10) (4)(5)	1,500	1,571
Los Angeles Unified School Dist., GO, VRDN, 3.78%, 7/1/21 (4)	400	400
Los Angeles Wastewater, 5.00%, 6/1/25 (4)	2,500	2,597
Merrill Lynch, Los Angeles Wastewater, VRDN
3.92%, 6/1/20 (4)	1,000	1,000
Metropolitan Water Dist. of Southern California, VRDN
3.84%, 7/1/36	100	100
Oakland, GO, 5.00%, 1/15/26 (3)	2,500	2,634
Orange County Community Fac. Dist., Ladera Ranch
6.00%, 8/15/32 (Prerefunded 8/15/10) (5)	1,000	1,077
Palm Springs, Int'l. Airport, 5.35%, 7/1/15 (2)	455	462
Palm Springs, Int'l. Airport, 5.40%, 7/1/16 (2)	365	372
Palm Springs, Int'l. Airport, 5.55%, 7/1/28 (2)	530	539
Palomar Community College Dist., Election of 2006, GO
4.75%, 5/1/29 (10)	1,000	1,029
Pasadena, 6.25%, 1/1/18	2,445	2,731
Placentia PFA, 5.75%, 9/1/15 (3)	3,160	3,556
Placentia-Yorba Linda Unified School Dist., 5.375%, 8/1/18
(Prerefunded 8/1/12) (4)(5)	1,000	1,074
Pomona Unified School Dist., GO, 6.15%, 8/1/15 (1)	1,000	1,115
Port of Oakland, 5.75%, 11/1/29 (2)(4)	5,000	5,237
Port of Oakland, VRDN, 3.81%, 11/1/27 (2)(4)	1,000	1,000
Poway Community Fac. Dist. #88-1, 6.75%, 8/15/15	800	834
Riverside County Community College, 5.50%, 8/1/29
(Prerefunded 8/1/14) (1)(5)	3,215	3,540
Riverside County Community College, GO, 5.50%, 8/1/29 (1)	35	38
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/13	1,000	1,051
Roseville Natural Gas Fin. Auth., 5.00%, 2/15/14	1,000	1,057
Sacramento City Fin. Auth., 5.00%, 12/1/21 (4)	3,985	4,220
Sacramento City Fin. Auth., 5.00%, 12/1/26
(Prerefunded 6/1/11) (3)(5)	2,000	2,091
Sacramento City Fin. Auth., 5.40%, 11/1/20	6,000	6,638
Sacramento City Fin. Auth., Capital Improvement
5.625%, 6/1/30 (Prerefunded 6/1/10) (5)	1,350	1,434
Sacramento City Fin. Auth., Sacramento Hotel, 6.25%, 1/1/30	1,495	1,548
Sacramento Municipal Utility Dist., 5.25%, 8/15/18 (10)	4,155	4,405
Saddleback Valley Unified School Dist. PFA, 6.00%, 9/1/15 (10)	1,375	1,570
San Francisco Bay Area Rapid Transit, 5.25%, 7/1/16
(Prerefunded 7/1/11) (3)(5)	790	834
San Francisco Bay Area Rapid Transit, 5.25%, 7/1/18
(Prerefunded 7/1/08) (5)	885	909
San Francisco Bay Area Rapid Transit, GO, 5.00%, 8/1/26	1,720	1,811
San Francisco City and County Redev., Mission Bay South
5.15%, 8/1/35	1,200	1,209
San Joaquin County, COP, 4.75%, 11/15/33 (1)	2,500	2,543
San Jose, El Parador Apartments, 6.10%, 1/1/31 (2)	1,695	1,789
San Jose Redev. Agency, 5.00%, 8/1/27 (1)	2,000	2,094
San Jose Redev. Agency, VRDN, 3.78%, 2/1/15 (1)	2,000	2,000
San Mateo County Community College Dist., GO
Zero Coupon, 9/1/29 (1)	5,000	1,798
Santa Clara County Fin. Auth., 7.75%, 11/15/11 (3)	1,000	1,156
Santa Clara Redev. Agency, 7.00%, 7/1/10 (3)	2,480	2,601
Solano County, 5.25%, 11/1/24 (Prerefunded 11/1/12) (1)(5)	2,500	2,672
South Orange County PFA, 7.00%, 9/1/07 (1)	2,000	2,016
Southern California Public Power Auth., 6.75%, 7/1/10	2,100	2,268
Southern California Public Power Auth., 6.75%, 7/1/12	1,700	1,913
Sunnyvale, Solid Waste Management, 5.50%, 10/1/17 (2)(3)	1,890	2,017
Tobacco Securitization Auth. of Southern California
5.125%, 6/1/46	2,500	2,473
Torrance Hosp., Torrance Memorial Medical Center
6.00%, 6/1/22	500	537
Univ. of California Regents, 4.75%, 5/15/24 (10)	2,000	2,051
Univ. of California Regents, 5.00%, 5/15/24 (10)	2,500	2,614
Vernon Electric, Malburg Generating Station, 5.30%, 4/1/26
(Prerefunded 4/1/08) (5)	1,000	1,014
Vernon Electric, Malburg Generating Station, 5.50%, 4/1/33
(Prerefunded 4/1/08) (5)	1,500	1,524
West Hollywood CDA, East Side Redev., 5.75%, 9/1/33	1,000	1,050
West Sacramento Fin. Auth., 5.00%, 9/1/26 (9)	2,370	2,506
Whittier Health Fac., Presbyterian Intercommunity Hosp.
5.60%, 6/1/22 (Prerefunded 6/1/14) (5)	2,500	2,720
		296,202
PUERTO RICO 3.6%
Children's Trust Fund, Tobacco Settlement, 5.75%, 7/1/09 (6)	2,000	2,082
Puerto Rico, GO, 5.25%, 7/1/27	2,000	2,121
Puerto Rico Electric Power Auth., VR, 4.108%, 7/1/29 (10)	1,000	1,000
Puerto Rico Ind., Tourism, Ed., Medical & Environmental
Ascension Health, 6.375%, 11/15/15	500	539
Puerto Rico Infrastructure Fin. Auth., 5.50%, 10/1/20 (6)	2,000	2,127
Puerto Rico Municipal Fin. Agency, GO, 5.00%, 8/1/18 (11)	2,000	2,138
Puerto Rico Public Fin. Corp., 5.50%, 8/1/29
(Prerefunded 2/1/12) (5)	1,120	1,196
		11,203
VIRGIN ISLANDS 0.9%
Virgin Islands PFA, 5.00%, 10/1/11	1,000	1,037
Virgin Islands PFA, 5.00%, 10/1/13	1,045	1,093
Virgin Islands PFA, Hovensa Refinery, 5.875%, 7/1/22 (2)	500	540
		2,670
GUAM 0.3%
Guam Gov't. Waterworks Auth., 6.00%, 7/1/25	1,000	1,089
		1,089

Total Municipal Securities (Cost $298,270)		311,164

Total Investments in Securities
99.5% of Net Assets (Cost $298,270)		$311,164

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by MBIA Insurance Corp.
(2)	Interest subject to alternative minimum tax
(3)	Insured by AMBAC Assurance Corp.
(4)	Insured by Financial Guaranty Insurance Company
(5)	Prerefunded date is used in determining portfolio maturity.
(6)	Escrowed to maturity
(7)	Insured by Radian Asset Assurance Inc.
(8)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers -- total value of such securities at period end amounts to
$2,021 and represents 0.7% of net assets.
(9)	Insured by XL Capital Assurance Inc.
(10)	Insured by Financial Security Assurance Inc.
(11)	Insured by CIFG Assurance
CDA	Community Development Administration
COP	Certificate of Participation
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
IDRB	Industrial Development Revenue Bond
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
STEP	Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)
VR	Variable Rate; rate shown is effective rate at period
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Bond Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The Califonria Tax-Free Bond Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide, consistent with prudent portfolio management, the highest level of income exempt from federal and California state income taxes by investing primarily in investment-grade California municipal bonds.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Other investments, including restricted securities, and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $298,060,000. Net unrealized gain aggregated $13,104,000 at period-end, of which $13,561,000 related to appreciated investments and $457,000 related to depreciated investments.

T. ROWE PRICE CALIFORNIA TAX-FREE MONEY FUND
Unaudited		May 31, 2007
Portfolio of Investments †	$ Par	Value
(Amounts in $000s)

MUNICIPAL SECURITIES 99.8%
CALIFORNIA 93.1%
ABAG Fin. Auth. for Nonprofit Corps., The Urban School of San
Francisco, VRDN, 3.72%, 8/1/34	1,000	1,000
ABAG Fin. Auth. for Nonprofit Corps., YMCA San Fransisco
VRDN, 3.66%, 10/1/29	1,000	1,000
Affordable Housing Agency, Westridge Hilltop, RHA Properties
VRDN, 3.68%, 9/15/33	1,000	1,000
Anaheim PFA, VRDN, 3.78%, 10/1/14 (1)	1,995	1,995
Anaheim PFA, Electric, VRDN, 3.78%, 10/1/14 (1)	400	400
California, Economic Recovery, VRDN, 3.73%, 7/1/23 (2)	1,000	1,000
California, Economic Recovery, VRDN, 3.75%, 7/1/23	1,100	1,100
California, GO, VRDN, 3.75%, 5/1/34	100	100
California, GO, VRDN, 3.78%, 12/1/12 (3)	3,000	3,000
California Dept. of Water Resources, TECP, 3.78%, 6/27/07	4,030	4,030
California Dept. of Water Resources, Power Supply
VRDN, 3.78%, 5/1/18 (3)	900	900
California EFA, Institute of Technology, VRDN, 3.67%, 1/1/24	1,000	1,000
California EFA, Univ. of Southern California
VRDN, 3.85%, 10/1/37	1,500	1,500
California EFA, Univ. of Southern California
VRDN, 3.85%, 10/1/37	1,500	1,500
California HFA, Catholic Healthcare West, VRDN, 3.68%, 7/1/33	1,000	1,000
California HFA, Catholic Healthcare West, VRDN, 3.68%, 7/1/35	2,000	2,000
California HFA, Kaiser Permanente, TECP, 3.60%, 8/8/07	1,500	1,500
California HFA, Kaiser Permanente, TECP, 3.62%, 7/17/07	1,500	1,500
California Infrastructure & Economic Dev. Bank
VRDN, 3.77%, 7/1/36 (Prerefunded 6/7/07) (3)(4)	3,000	3,000
California Pollution Control Fin. Auth., Pacific Gas & Electric
3.50%, 12/1/23 (Tender 6/1/07) (5)(6)	4,500	4,500
California State Univ. Trustees, VRDN, 3.78%, 11/1/13 (1)	995	995
California Statewide CDA, Irvine Apartment Communities
VRDN, 3.76%, 8/1/34 (5)	1,000	1,000
California Statewide CDA, Kaiser Permanente
VRDN, 3.74%, 4/1/36	2,000	2,000
California Statewide CDA, Kaiser Permanente
VRDN, 3.74%, 4/1/38	2,000	2,000
California Statewide CDA, Scripps Health, VRDN, 3.69%, 8/1/35	3,000	3,000
California Statewide CDA, Sharp Healthcare
VRDN, 3.69%, 6/1/35	3,000	3,000
California Statewide CDA, Vineyard Creek Apartments
VRDN, 3.82%, 12/1/36 (5)	5,000	5,000
Eclipse Funding Trust, California, GO, VRDN, 3.76%, 3/1/35 (1)	2,500	2,500
Eclipse Funding Trust, San Francisco Sales Tax
VRDN, 3.77%, 7/1/36 (7)	3,000	3,000
Grand Terrace Community Redev. Agency, Vernon Villas
Multi-Family, VRDN, 3.68%, 12/1/11	3,995	3,995
Long Beach Harbor, VRDN, 3.80%, 5/15/15 (1)(5)	5,000	5,000
Long Beach Harbor, VRDN, 3.81%, 5/15/24 (5)	2,000	2,000
Los Angeles, GO, VRDN, 3.78%, 9/1/15 (6)	1,060	1,060
Los Angeles, Notre Dame High School, VRDN, 3.72%, 9/1/36	1,000	1,000
Los Angeles Community Redev. Agency, Hollywood & Vine
Apartments, VRDN, 3.77%, 4/15/42 (5)	1,000	1,000
Los Angeles Community Redev. Agency, Promenade Towers
VRDN, 3.66%, 4/1/30	1,000	1,000
Los Angeles County Sanitation Dist., VRDN, 3.78%, 10/1/38 (3)	1,000	1,000
Los Angeles Dept. of Water & Power Electric
VRDN, 3.65%, 7/1/34	4,000	4,000
Los Angeles Municipal Improvement, TECP, 3.67%, 8/8/07	500	500
Los Angeles Unified School Dist., GO, VRDN, 3.78%, 7/1/20 (7)	3,100	3,100
Los Angeles Unified School Dist., GO, VRDN, 3.78%, 7/1/21 (6)	2,815	2,815
Los Angeles Unified School Dist., GO, VRDN, 3.78%, 7/1/31 (3)	1,000	1,000
Merrill Lynch, East Bay Municipal Utility Dist.
VRDN, 3.78%, 6/1/32 (6)	1,000	1,000
Metropolitan Water Dist. of Southern California
VRDN, 3.70%, 7/1/20	500	500
Orange County Airport, 6.00%, 7/1/07 (1)(5)	2,000	2,004
Port of Oakland, VRDN, 3.81%, 11/1/27 (5)(6)	1,000	1,000
Sacramento County Sanitation Dist. Fin. Auth.
VRDN, 3.69%, 12/1/30	1,810	1,810
Sacramento County Sanitation Dist. Fin. Auth.
VRDN, 3.89%, 12/1/35 (6)	3,000	3,000
San Diego County Regional Transportation Commission, TECP
3.67%, 9/13/07	2,000	2,000
San Diego Unified School Dist., VRDN, 3.78%, 7/1/26 (7)	500	500
San Francisco City & County Airports Commission
VRDN, 3.78%, 5/1/19 (6)	1,495	1,495
San Fransisco Public Utility Commission, Waste Water, TECP
3.55%, 6/6/07	1,000	1,000
San Jose Redev. Agency, VRDN, 3.78%, 2/1/15 (1)	1,500	1,500
Turlock Irrigation Dist., TECP, 3.70%, 9/10/07	1,500	1,500
Turlock Irrigation Dist., TECP, 3.70%, 9/11/07	1,500	1,500
Univ. of California Regents, TECP, 3.68%, 9/10/07	2,000	2,000
Univ. of California Regents, TECP, 3.82%, 6/6/07	1,800	1,800
Univ. of California Regents, VRDN, 3.78%, 5/15/30 (7)	4,685	4,685
		110,284
PUERTO RICO 6.7%
Puerto Rico, GO, TRAN, 4.50%, 7/30/07	5,710	5,718
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, VR, 3.55%, 3/1/23 (Tender 3/1/08)	1,000	1,000
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, VR, 3.95%, 3/1/23 (Tender 3/1/08)	75	75
Puerto Rico Ind., Medical & Environmental Auth., PCR, Abbott
Labs, VR, 3.95%, 3/1/23 (Tender 3/1/08)	1,200	1,200
		7,993

Total Municipal Securities (Cost $118,277)		118,277
Total Investments in Securities
99.8% of Net Assets (Cost $118,277)		$118,277

†	Denominated in U.S. dollars unless otherwise noted.
(1)	Insured by MBIA Insurance Corp.
(2)	Insured by XL Capital Assurance Inc.
(3)	Insured by AMBAC Assurance Corp.
(4)	Prerefunded date is used in determining portfolio maturity.
(5)	Interest subject to alternative minimum tax
(6)	Insured by Financial Guaranty Insurance Company
(7)	Insured by Financial Security Assurance Inc.
CDA	Community Development Administration
EFA	Educational Facility Authority
GO	General Obligation
HFA	Health Facility Authority
PCR	Pollution Control Revenue
PFA	Public Finance Authority/Agency
TECP	Tax-Exempt Commercial Paper
TRAN	Tax Revenue Anticipation Note
VR	Variable Rate; rate shown is effective rate at period
VRDN	Variable Rate Demand Note under which the holder has the right to sell the security to the issuer or the issuer 's agent at a predetermined price (generally par)
on specified dates upon required notification; rate shown is effective rate at period-end.

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price California Tax-Free Money Fund
Unaudited	May 31, 2007
Notes To Portfolio of Investments

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price California Tax-Free Income Trust (the trust), is registered under the Investment Company Act of 1940 (the 1940 Act). The California Tax-Free Money Fund (the fund), a diversified, open-end management investment company, is one portfolio established by the trust. The fund seeks to provide preservation of capital, liquidity, and, consistent with these objectives, the highest level of income exempt from federal and California state income taxes.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

Securities are valued at amortized cost. Assets and liabilities for which such valuation procedures are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Trustees.

Investment Transactions

Investment transactions are accounted for on the trade date.

New Accounting Pronouncement

In September 2006, the Financial Accounting Standards Board ("FASB") released the Statement of Financial Accounting Standard No. 157 ("FAS 157"), Fair Value Measurements. FAS 157 clarifies the definition of fair value and establishes the framework for measuring fair value, as well as proper disclosure of this methodology in the financial statements. It will be effective for the fund's fiscal year beginning March 1, 2008. Management is evaluating the effects of FAS 157; however, it is not expected to have a material impact on the fund's net assets or results of operations.

NOTE 2 - FEDERAL INCOME TAXES

At May 31, 2007, the cost of investments for federal income tax purposes was $118,277,000.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price California Tax-Free Income Trust

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date	July 24, 2007

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	July 24, 2007